Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	20.00%	21.00%